Convertible Preferred Shares	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Convertible Preferred Shares

9.    Convertible Preferred Shares

Convertible preferred shares consist of the following as of December 31, 2012:

Convertible Preferred Shares	Issuance date	Par Value Per Share	Subscription Price Per Share		Shares			Carrying amount	Liquidation Value
					Authorized		Outstanding
Series A	April 23, 2004 and August 31, 2004	$0.0125	$1.2500		4,800,000		4,800,000	$6,000	$6,000
Series B	June 19, 2006	0.0125	3.2263		4,681,416	(1)	3,325,843	13,949	10,730
Series B issued upon exercise of warrant	December 20, 2007	0.0125	2.5400				930,000	3,071	2,362
Series B-1	May 18, 2007	0.0125	3.9985		4,551,709		4,049,276	21,048	16,191
Series B-2	October 8, 2009 October 22, 2009 June 30, 2010	0.0125	2.7990	(2)	3,571,514		2,839,409	10,309	7,947

					17,604,639		15,944,528	$54,377	$43,230

Convertible preferred shares consist of the following as of September 30, 2013 (unaudited):

Convertible Preferred Shares	Issuance date	Par Value Per Share	Subscription Price Per Share		Shares			Carrying amount	Liquidation Value
					Authorized		Outstanding
Series A	April 23, 2004 and August 31, 2004	$0.0125	$1.2500		4,800,000		4,800,000	$6,000	$6,000
Series B	June 19, 2006	0.0125	3.2263		4,681,416	(1)	3,325,843	13,949	10,730
Series B issued upon exercise of warrant	December 20, 2007	0.0125	2.5400				930,000	3,071	2,362
Series B-1	May 18, 2007	0.0125	3.9985		4,551,709		4,049,276	21,048	16,191
Series B-2	October 8, 2009 October 22, 2009 June 30, 2010	0.0125	2.7990	(2)	3,571,514		2,839,409	10,332	7,947

					17,604,639		15,944,528	$54,400	$43,230

(1)	Authorized shares for Series B convertible preferred shares issued on June 19, 2006 also included shares authorized for Series B convertible preferred shares issued upon exercise of warrant on December 20, 2007.
(2)	Pursuant to the Company’s Amended and Restated Memorandum and Articles dated September 2009, the subscription price for Series B-2 convertible preferred shares represents the weighted average price of the shares issued in October 2009 and June 2010, respectively.

The Company’s Board of Directors is authorized to determine the rights of each offering of convertible preferred shares including, among other terms, dividend rights, voting rights, conversion rights, redemption prices and liquidation preferences, if any, subject to the limitations of applicable laws, regulations and its charter. The following summarizes the terms of each series of convertible preferred shares:

Conversion Rights

Each share of Series A, Series B, Series B-1 and Series B-2 is convertible, at the holder’s option, into such number of fully paid and nonassessable ordinary shares as is determined by dividing the applicable original issuance price by the conversion price which is the same as the original issue price.

In the event of the issuance of additional ordinary shares, subject to certain exclusions, at a price per share less than the conversion price for any series of convertible preferred shares in effect on the date of such issuance, the conversion price for that series will be adjusted based on a weighted average anti-dilution formula. The conversion price is also subject to adjustment based on certain other anti-dilution provisions. Each convertible preferred share will automatically convert into ordinary shares at its then effective conversion rate immediately upon the closing of an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of ordinary shares with gross proceeds to the Company of not less than $50 million at a price per share of at least $5.00 (“Qualified IPO”). The Company is required to reserve and keep available, out of its authorized but unissued ordinary shares, 16,163,598 shares for the conversion of convertible preferred shares.

In connection with the issuance of Series B-2 upon the exercise in full of all the Series B-2 warrants, the weighted average price for Series B-2 originally issued in October 2009 and Series B-2 issued upon exercise of warrant in June 2010 was $2.7990 per share, which was less than the original conversion price of Series B issued on June 19, 2006 and Series B-1, the conversion price for Series B issued on June 19, 2006 and Series B-1 was adjusted to $3.1715 and $3.8450 per share, respectively, on August 18, 2010. After such adjustment, each Series B issued on June 19, 2006 and Series B-1 share is convertible into approximately 1.0173 and 1.040 ordinary shares, respectively.

Dividends

The holders of each series of convertible preferred shares are entitled to receive noncumulative dividends per annum when and if declared by the Board of Directors. The Series A, Series B, Series B-1 and Series B-2 convertible preferred shares are entitled to dividends at 8% of the original issuance price per share. After the foregoing dividend payments, if any, have been made in full in a given calendar year, any dividends declared by the Board out of funds legally available shall be shared ratably among the holders of ordinary shares; provided, however, that any non-cash dividends shall be shared ratably among the holders of ordinary and preferred shares on an as-if-converted basis. No dividends have been declared or paid to date.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, whether voluntarily or involuntary, including a consolidation, merger or acquisition or sale of assets where the beneficial owners of the Company’s ordinary shares and convertible preferred shares own less than a majority of the resulting voting power of the surviving entity, the holders of Series A, Series B, Series B-1 and Series B-2 convertible preferred shares are entitled to receive an amount equal to 100% of the subscription price per share, based on the number of preferred shares plus any declared but unpaid dividends prior to the distribution to the ordinary shares. The remaining assets, if any, shall be distributed among the holders of ordinary shares on a pro rata basis based on the number of shares they hold.

Voting Rights

The holders of each preferred share are entitled to the number of votes equal to the number of ordinary shares into which such preferred shares are converted.

Redemption Rights

The holders of the Company’s Series B and B-1 preferred shares hold redemption rights such that at any time after June 19, 2011, if at least two-thirds of the holders of Series B and B-1 convertible preferred shares, voting together, elect to redeem their shares, the Company shall redeem all Series B and B-1 convertible preferred shares. The holders of the Company’s Series B-2 convertible preferred shares hold redemption rights such that at any time after June 1, 2013, if at least two-thirds of the holders of Series B-2 elect to redeem their shares, the Company shall redeem all Series B-2 convertible preferred shares. The redemption price available to Series B, B-1 and B-2 shall be 130% of subscription price per share, plus all declared and unpaid dividends.

According to the shareholders’ resolution dated August 13, 2013, the first possible redemption dates of the Company’s Series B, B-1 and B-2 preferred shares were amended to January 1, 2014, respectively.

There was no consideration given to the holders of the Series B, B-1 and B2 preferred shares for the modification of the first possible redemption dates. Based on the assessment the Company performed, the modification for the first possible redemption dates did not involve the transfer of wealth between ordinary shares, Series A and Series B, B-1 and B-2 preferred shares as the modification was viewed as a pre-condition agreed by the holders of ordinary and preferred shares for the Company’s initial public offering.

The aggregate amount of redemption for all issued redeemable preferred shares each year for the five years following December 31, 2012 is $48,400.

Accretion

In accordance with authoritative guidance and consistent with the accounting for Series B, B-1 and B-2 convertible preferred shares, the carrying value of the Series B, B-1 and B-2 convertible preferred shares is adjusted for accretion to the redemption price over the period from the date of issuance to the first possible redemption date (June 19, 2011 for Series B and B-1 and June 1, 2013 for Series B-2) using the effective interest rate method. Prior to the shareholders’ approval for the modification of the first possible redemption dates of the Company’s Series B, B-1 and B-2 to January 1, 2014 on August 13, 2013, the carrying value of the Series B, B-1 and B-2 convertible preferred shares had already been fully accreted to the redemption. The modification of the first possible redemption date has no impact on the accretion to Series B, B-1 and B-2’s redemption value.

For the years ended December 31, 2010, 2011 and 2012, the accretion to the carrying value of Series B, B-1 and B-2 was summarized as follows:

	First Possible Redemption Date	Year Ended December 31,
		2010	2011	2012
Series B	June 19, 2011	$905	$444	$—
Series B issued upon warrant exercise	June 19, 2011	55	26	—
Series B-1	June 19, 2011	1,274	623	—
Series B-2	June 1, 2013	279	54	55

Total		$2,513	$1,147	$55

For the nine months ended September 30, 2012 and 2013, the accretion to the carrying value of Series B-2 was summarized as follows:

	First Possible Redemption Date	For the Nine Months Ended September 30,
		2012	2013
		(unaudited)	(unaudited)
Series B-2	January 1, 2014	$42	$23

In absence of retained earnings, the accretion is charged to additional paid-in capital. Once previously recorded additional paid-in capital has been reduced to zero, further accretion charge is recorded in accumulated deficit.

Warrants

In connection with the Series B-2 convertible preferred share financing agreement in 2009, the Company issued warrants to purchase 1,239,227 Series B-2 convertible preferred shares at an exercise price of $1.25 prior to June 30, 2010. On June 30, 2010, the warrants were exercised in full to purchase Series B-2 and total cash consideration of $1,549 and extinguishment of warrant liabilities of $1,989 as of exercise date was recorded in the carrying value of Series B-2.

The Company followed the authoritative guidance which requires liability classification for warrants issued that are exercisable into convertible preferred shares. Liability classification requires the warrants to be remeasured to their fair value for each reporting period. The warrants were exercised in 2010 and, for the year ended December 31, 2010, the Company expensed $37 reflecting the change in the fair value of the warrants recorded at the time of exercise.

The Company utilized the service of an independent third party specialist to determine the fair value of the warrants, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. Certain inputs used in the model are unobservable. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, Fair Value Measurement.

In determining the fair value of the warrants, the Company applied the Black-Scholes pricing model with the following assumptions used:

January 1, 2010
Expected volatility (%)(1)	43.55%
Expected dividend yield (%)(2)	0%
Expected term (years)(3)	0.5
Risk-free interest rate (per annum) (%)(4)	1.162%

(1)	The expected volatility was estimated based on the historical volatility of comparable companies in the period equal to average time to expiration.
(2)	The expected dividends are considered to be zero because the Company has no history or expectation of paying dividends on its ordinary shares.
(3)	The expected term was determined based on the period between the valuation date and the expiration date as the warrants are transferable.
(4)	The risk-free interest rates are based on the yield of government securities with similar time duration as the expected term.

For the year ended December 31, 2010, the changes in the fair value of warrant liabilities were summarized as follows:

Amount
Balance as of January 1, 2010	$1,952
Changes in the fair value prior to warrant exercise on June 30, 2010	37
Transferred warrant liabilities to carrying value of Series B-2 preferred shares	(1,989)

Balance as of December 31, 2010	$—